Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables [abstract]
Trade payables	$ 5,699	$ 5,082
Other payables	1,928	1,588
Total	7,627	6,670
Current	7,579	6,637
Non-current	$ 48	$ 33